Trade and other payables (Tables)	6 Months Ended
Jun. 30, 2025
Trade and other payables [abstract]
Schedule of trade and other payables

	As of June 30,	As of December 31,
(in thousands of $)	2025	2024
Trade payables	531,969	342,228
Sales rebates and reserves	320,234	140,474
Short‑term employee benefits	127,720	150,818
Other payables	36,237	16,473
Total trade and other payables	1,016,160	649,993

Schedule of movement in the sales rebates and reserves	The following table summarizes the movement in the sales rebates and reserves:

(in thousands of $)	Rebates and chargebacks	Distribution fees and product returns	Total sales rebates and reserves
Balance on January 1, 2025	127,411	13,063	140,474
Estimate related to current period sales	355,083	49,371	404,454
Adjustment for prior year sales	(3,922)	212	(3,710)
Credits or payments	(185,975)	(44,470)	(230,445)
Foreign currency translation differences	9,975	(514)	9,461
Balance on June 30, 2025	302,572	17,662	320,234